Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - Level 3 - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair value as of beginning of period	$ 374,833	$ 4,053,659	$ 4,053,659
Initial measurement on March 12, 2021				$ 20,222,270
Transfer of public warrants to Level 1				(7,770,550)
Change in valuation	$ 242,757	$ (1,596,851)	$ (3,678,826)	$ (8,398,061)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Fair value as of end of period	$ 617,590	$ 2,456,808	$ 374,833	$ 4,053,659